UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06669

Name of Fund:    BlackRock Capital Appreciation Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: : 09/30/2014

Date of reporting period: 06/30/2014

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2014 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.1%
Precision Castparts Corp.	337,870	$85,278,388
Airlines — 1.4%
American Airlines Group, Inc. (a)	1,285,215	55,212,836
Auto Components — 1.3%
Delphi Automotive PLC	731,456	50,280,285
Biotechnology — 7.6%
Biogen Idec, Inc. (a)	217,385	68,543,664
Gilead Sciences, Inc. (a)	1,026,228	85,084,563
Regeneron Pharmaceuticals, Inc. (a)	347,988	98,296,170
United Therapeutics Corp. (a)	618,569	54,737,171

		306,661,568
Chemicals — 1.5%
Monsanto Co.	481,425	60,052,955
Consumer Finance — 1.1%
Discover Financial Services	693,605	42,989,638
Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B (a)	245,288	31,043,649
Moody’s Corp.	655,444	57,456,221

		88,499,870
Electrical Equipment — 4.0%
Eaton Corp. PLC	996,149	76,882,780
Emerson Electric Co.	932,072	61,852,298
SolarCity Corp. (a)(b)	317,172	22,392,343

		161,127,421
Energy Equipment & Services — 2.9%
FMC Technologies, Inc. (a)	513,460	31,357,002
Schlumberger Ltd.	737,246	86,958,166

		118,315,168
Food Products — 1.3%
Mondelez International, Inc., Class A	1,357,776	51,065,955
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	1,736,411	71,019,210
Intuitive Surgical, Inc. (a)	75,535	31,105,313

		102,124,523
Hotels, Restaurants & Leisure — 5.5%
McDonald’s Corp.	683,624	68,868,282
Starbucks Corp.	915,375	70,831,717
Wynn Resorts Ltd.	401,421	83,318,943

		223,018,942
Industrial Conglomerates — 1.2%
Roper Industries, Inc.	333,415	48,681,924
Internet & Catalog Retail — 7.1%
Alibaba Group Holding Ltd. (a)	655,348	44,563,664
Netflix, Inc. (a)	167,611	73,849,407
The Priceline Group, Inc. (a)	62,945	75,722,835

Common Stocks	Shares	Value
Internet & Catalog Retail (concluded)
TripAdvisor, Inc. (a)	855,845	$92,996,118

		287,132,024
Internet Software & Services — 14.8%
Baidu, Inc. — ADR (a)	389,901	72,837,406
Facebook, Inc., Class A (a)	1,896,771	127,633,721
Google, Inc., Class A (a)	378,931	221,549,588
LinkedIn Corp., Class A (a)(b)	552,920	94,809,192
Yahoo!, Inc. (a)	2,259,492	79,375,954

		596,205,861
IT Services — 6.0%
Alliance Data Systems Corp. (a)	233,254	65,602,688
MasterCard Inc., Class A	399,690	29,365,224
Visa, Inc., Class A	698,859	147,256,580

		242,224,492
Media — 9.0%
Comcast Corp., Class A	1,414,526	75,931,756
Liberty Global PLC, Series A (a)(b)	1,803,436	79,747,940
Twenty-First Century Fox, Inc., Class A	3,657,740	128,569,561
The Walt Disney Co.	921,993	79,051,680

		363,300,937
Oil, Gas & Consumable Fuels — 2.9%
Concho Resources Inc. (a)	293,712	42,441,384
Gulfport Energy Corp. (a)	317,504	19,939,251
Laredo Petroleum, Inc. (a)(b)	1,793,906	55,575,208

		117,955,843
Personal Products — 0.6%
The Estee Lauder Cos., Inc., Class A	321,575	23,880,160
Pharmaceuticals — 7.7%
AbbVie, Inc.	2,915,316	164,540,435
Allergan, Inc.	276,579	46,802,698
Valeant Pharmaceuticals International, Inc. (a)	767,107	96,747,535

		308,090,668
Professional Services — 0.5%
Verisk Analytics, Inc., Class A (a)	330,198	19,818,484
Real Estate Investment Trusts (REITs) — 1.0%
Crown Castle International Corp.	543,775	40,380,731
Road & Rail — 2.5%
Union Pacific Corp.	1,006,681	100,416,430
Software — 4.6%
Autodesk, Inc. (a)	677,745	38,211,263
Intuit, Inc.	481,732	38,793,878
salesforce.com, Inc. (a)	893,798	51,911,788
VMware, Inc., Class A (a)(b)	581,186	56,264,617

		185,181,546

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2014	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail — 0.9%
The Home Depot, Inc.	462,911	$37,477,275
Technology Hardware, Storage & Peripherals — 4.0%
Apple Inc.	1,742,411	161,922,254
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	548,490	42,535,399
Wireless Telecommunication Services — 1.2%
SoftBank Corp.	624,300	46,524,695
Total Common Stocks — 98.5%		3,966,356,272

Preferred Securities
Preferred Stocks
Software — 0.8%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $31,222,542) (a)(c)	5,093,400	31,222,542
Total Preferred Stocks — 0.8%		31,222,542
Total Long-Term Investments (Cost — $3,234,255,769) — 99.3%		3,997,578,814

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	12,846,046	$12,846,046

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (d)(e)(f)	$113,183	113,183,160
Total Short-Term Securities (Cost — $126,029,206) — 3.1%		126,029,206
Total Investments (Cost — $3,360,284,975*) — 102.4%		4,123,608,020
Liabilities in Excess of Other Assets — (2.4)%		(96,626,904)

Net Assets — 100.0%		$4,026,981,116

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,366,329,444

Gross unrealized appreciation	$761,823,889
Gross unrealized depreciation	(4,545,313)

Net unrealized appreciation	$757,278,576

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $31,222,542 and an original cost of $31,222,542 which was 0.8% of its net assets.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2013	Net Activity	Shares/Beneficial Interest Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	12,846,046	12,846,046	$7,880
BlackRock Liquidity Series, LLC, Money Market Series	$234,256,943	$(121,073,783)	$113,183,160	$317,596

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

2	BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2014

Schedule of Investments (continued)

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$85,278,388	—	—	$85,278,388
Airlines	55,212,836	—	—	55,212,836
Auto Components	50,280,285	—	—	50,280,285
Biotechnology	306,661,568	—	—	306,661,568
Chemicals	60,052,955	—	—	60,052,955
Consumer Finance	42,989,638	—	—	42,989,638
Diversified Financial Services	88,499,870	—	—	88,499,870
Electrical Equipment	161,127,421	—	—	161,127,421
Energy Equipment & Services	118,315,168	—	—	118,315,168
Food Products	51,065,955	—	—	51,065,955
Health Care Equipment & Supplies	102,124,523	—	—	102,124,523
Hotels, Restaurants & Leisure	223,018,942	—	—	223,018,942
Industrial Conglomerates	48,681,924	—	—	48,681,924
Internet & Catalog Retail	242,568,360	—	$44,563,664	287,132,024
Internet Software & Services	596,205,861	—	—	596,205,861
IT Services	242,224,492	—	—	242,224,492
Media	363,300,937	—	—	363,300,937
Oil, Gas & Consumable Fuels	117,955,843	—	—	117,955,843
Personal Products	23,880,160	—	—	23,880,160
Pharmaceuticals	308,090,668	—	—	308,090,668
Professional Services	19,818,484	—	—	19,818,484
Real Estate Investment Trusts (REITs)	40,380,731	—	—	40,380,731
Road & Rail	100,416,430	—	—	100,416,430
Software	185,181,546	—	—	185,181,546
Specialty Retail	37,477,275	—	—	37,477,275
Technology Hardware, Storage & Peripherals	161,922,254	—	—	161,922,254
Textiles, Apparel & Luxury Goods	42,535,399	—	—	42,535,399
Wireless Telecommunication Services	—	$46,524,695	—	46,524,695
Preferred Securities	—	—	31,222,542	31,222,542
Short-Term Securities	12,846,046	113,183,160	—	126,029,206
Total	$3,888,113,959	$159,707,855	$75,786,206	$4,123,608,020

BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2014	3

Schedule of Investments (concluded)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, collateral on securities loaned at value of $113,183,160 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Securities	Total
Assets:
Opening balance, as of September 30, 2013	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation	—	—	—
Purchases	$44,563,664	$31,222,542	$75,786,206
Sales	—	—	—
Closing balance, as of June 30, 2014	$44,563,664	$31,222,542	$75,786,206

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2014	—	—	—

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

4	BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 26, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 26, 2014

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